Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Cash and cash equivalentsAs at December 31, 2021, the Company’s cash and cash equivalents balance was $238.8 million (December 31, 2020 — $10.5 million). The Company’s cash and cash equivalents balance represents cash deposited with financial institutions.